RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2010
Related Parties (Tables) [Abstract]
Schedule Of Related Party Transactions With Unconsolidated Entities [Table Text Block]
Schedule of related party transactions with unconsolidated entities ASSETS	12/31/2010	12/31/2009	12/31/2008
Cash and due from banks
Tecnologia Bancária S.A.	422	-	-
Interbank investments
Porto Seguro S.A.	33	-	-
Dividends receivable
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	15	-
Porto Seguro S.A.	45	-	-
Receivables from related companies
Porto Seguro S.A.	87	-	-
LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITAÚ UNIBANCO HOLDING S.A.	-	(54)	(129)
Tecnologia Bancária S.A.	-	(3)	-
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(43)	-
Porto Seguro S.A.	(2)	-	-
Time deposits
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(16)	-
CNF - Administradora de Consórcios Nacional Ltda (*)	-	(57)	-
Securities sold under repurchase agreements
Olimpia Promoção e Serviços S.A.	(19)	(26)	(28)
RESULT	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Funding expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Porto Seguro S.A.	(16)	-	-
Third-party service expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Other operating income
Porto Seguro S.A.	29	-	-
Fee and commission income
Porto Seguro S.A.	61	-	-
(*) Itaú Unibanco S.A. sold its equity interest in the companies to third parties at January 28, 2010.

Schedule Of Related Party Transactions With Other Entities [Table Text Block]
Schedule of related party transactions with other entities

LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITH Zux Cayman Company Ltd.	-	(41)	(55)
Duratex S.A.	(6)	(18)	(32)
Interest-bearing deposits
Elekeiroz S.A.	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A.	-	-	(21)
Annual interest (%)	-	-	102.00% of CDI
Itaúsa Empreendimentos S.A.	-	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itaúsa Empreendimentos S.A.	-	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Duratex S.A.	(41)	-	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Itautec S.A.	(8)	-	-
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Itaúsa Empreendimentos S.A.	(52)	(48)	-
Duratex S.A.	(8)	-	-
Itautec S.A.	(18)	-	-
Itaú Gestão de Ativos S.A.	(1)	(1)	-
Trade notes payable
Itautec S.A. (1)	-	(10)	(7)
Itaúsa Investimentos S.A.	-	(73)	-
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	-	-	(4,564)
TRANSACTIONS (other than interest income and interest expense recognized in the financial transactions above)
Fee and commission income
Itaúsa Investimentos S.A.	1	2	-
Itaúsa Empreendimentos S.A.	2	-	-
Duratex S.A.	2	-	-
Rent expenses
Itaúsa Investimentos S.A.	(1)	(1)	-
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Other operating income (expenses)
Itaúsa Investimentos S.A.	72	-	-
Non-operating income
Duratex S.A.	2	-	-
Itautec S.A.	2	-	-
(1) Maintence and services related to electronic equipment and software.

(2) Consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

Schedule Of Donations and Services Provided To Related Parties [Table Text Block]
Schedule of donations and services provided to related parties	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Donations made by Itaú
Instituto Itaú Cultural	(44)	(39)	(36)
Instituto Unibanco de Cinema	-	(10)	-
Associação Clube "A"	-	(1)	-
Receivables from (payable to) related companies
Fundação BEMGEPREV	(13)	-	-
UBB Prev Previdência Complementar	(17)	-	-
Fundação Banorte Manuel Baptista da Silva de Seguridade Social	(79)	-	-
Other	1	-	-
Rent expenses
Fundação Itaubanco	(15)	(24)	(23)
FUNBEP - Fundo de Pensão Multipatrocinado	(8)	(6)	-
Other	(1)	-	-
Fee and commission income
Fundação Itaubanco	10	9	6
FUNBEP - Fundo de Pensão Multipatrocinado	3	2	-
UBB Prev Previdência Complementar	3	3	-
Other	2	2	-